Plan Termination	12 Months Ended
Dec. 31, 2025
EBP 022 [Member]
EBP, Description of Plan [Line Items]
Plan Termination
7.	Plan Termination
The Plan was established with the intention
that
it will continue indefinitely. However, the Company reserves the right to suspend its contributions or to terminate the Plan at any time. In the event the Plan is terminated, all participants become 100% vested and the assets of the Plan, after payment of any expenses, taxes or proper charges of the trustee, will be allocated in accordance with the provisions of ERISA.